Revenue - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Revenue
Revenue	€ 108,622	€ 106,424	€ 60,938
Revenue not from contracts with customers	€ 79,000	91,000	43,000
Number of windfarm installation vessels | item	4
Contract backlog (excluding bunker) as of the reported date	€ 1,557,000	780,000	409,000
Firm contract
Revenue
Contract backlog (excluding bunker) as of the reported date	1,379,000	653,000
Contract backlog (excluding bunker) as of the reported date		127,000
Options contract
Revenue
Contract backlog (excluding bunker) as of the reported date	178,000		351,000
Contract backlog (excluding bunker) as of the reported date			58,000
Customer 1
Revenue
Revenue	44,500	52,400	24,600
Customer 2
Revenue
Revenue	28,500	€ 53,200	€ 29,100
Customer 3
Revenue
Revenue	€ 22,700